Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets
Reconciliations of beginning and ending balances of the projected benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2021	2020	2021	2020

	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Projected benefit obligations at beginning of year	911,121	925,390	477,337	439,624
Service cost	30,194	30,604	3,827	5,303
Interest cost	4,815	4,064	5,965	6,087
Plan participants’ contributions	—	—	658	860
Actuarial (gain) loss	2,935	(11,432)	(21,133)	43,202
Benefits paid	(39,390)	(36,646)	(13,471)	(12,351)
Plan amendments	(41)	(859)	(10,617)	(1,463)
Curtailments and settlements	—	—	(682)	(6,004)
Foreign currency exchange rate changes	—	—	34,346	2,079

Projected benefit obligations at end of year	909,634	911,121	476,230	477,337
Change in plan assets:
Fair value of plan assets at beginning of year	724,039	704,169	321,713	294,829
Actual return on plan assets	52,688	36,060	24,024	23,912
Employer contributions	11,652	13,360	32,130	13,605
Plan participants’ contributions	—	—	658	860
Benefits paid	(31,636)	(29,550)	(13,471)	(12,351)
Settlements	—	—	1,743	(805)
Foreign currency exchange rate changes	—	—	28,115	1,663

Fair value of plan assets at end of year	756,743	724,039	394,912	321,713

Funded status at end of year	(152,891)	(187,082)	(81,318)	(155,624)

Amounts Recognized in Consolidated Balance Sheets
Amounts recognized in the consolidated balance sheets at December 31, 2021 and 2020 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2021	2020	2021	2020

	(Millions of yen)		(Millions of yen)
Other assets	2,911	2,684	13,596	2,236
Accrued expenses	(1,208)	(791)	(1,041)	(938)
Accrued pension and severance cost	(154,594)	(188,975)	(93,873)	(156,922)

	(152,891)	(187,082)	(81,318)	(155,624)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes
Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2021 and 2020 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2021	2020	2021	2020

	(Millions of yen)		(Millions of yen)
Actuarial loss	156,028	192,931	104,647	142,455
Prior service credit	(20,371)	(28,633)	(10,319)	(520)

	135,657	164,298	94,328	141,935

Accumulated Benefit Obligation for All Defined Benefit Plans
The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2021	2020	2021	2020

	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	883,462	879,136	462,306	460,536

Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets
The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2021	2020	2021	2020

	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	895,898	897,669	473,860	475,137
Fair value of plan assets	739,581	707,708	391,054	318,079
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	870,314	874,327	455,164	453,120
Fair value of plan assets	739,581	707,708	386,223	312,748

Components of Net Periodic Benefit Cost
Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2021, 2020 and 2019 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2021	2020	2019	2021	2020	2019

	(Millions of yen)			(Millions of yen)
Service cost	30,194	30,604	30,903	3,827	5,303	6,264
Interest cost	4,815	4,064	5,074	5,965	6,087	8,643
Expected return on plan assets	(21,618)	(21,013)	(19,553)	(15,221)	(12,006)	(11,919)
Amortization of prior service credit	(8,303)	(8,732)	(11,877)	(818)	(675)	(133)
Amortization of actuarial loss	8,768	12,401	15,247	7,341	6,122	4,345
(Gain) loss on curtailments and settlements	—	—	(36)	—	236	(2,197)

	13,856	17,324	19,758	1,094	5,067	5,003

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2021, 2020 and 2019 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2021	2020	2019	2021	2020	2019

	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	(28,135)	(26,479)	(19,328)	(29,936)	31,296	28,882
Current year prior service credit	(41)	(859)	—	(10,617)	(1,463)	362
Amortization of actuarial loss	(8,768)	(12,401)	(15,247)	(7,341)	(6,122)	(4,345)
Amortization of prior service credit	8,303	8,732	11,877	818	675	133
Curtailments and settlements	—	—	(960)	(531)	(966)	(1,411)

	(28,641)	(31,007)	(23,658)	(47,607)	23,420	23,621

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2021	2020	2021	2020
Discount rate	0.5%	0.5%	1.5%	1.5%
Assumed rate of increase in future compensation levels	2.6%	2.6%	0.7%	0.9%
Interest crediting rate for cash balance plans	1.9%	1.9%	1.0%	1.0%
Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2021	2020	2019	2021	2020	2019
Discount rate	0.5%	0.5%	0.6%	1.5%	1.6%	2.4%
Assumed rate of increase in future compensation levels	2.6%	2.6%	2.6%	0.9%	1.0%	1.9%
Expected long-term rate of return on plan assets	3.0%	3.0%	3.0%	4.4%	4.8%	5.2%
Interest crediting rate for cash balance plans	1.9%	1.9%	1.9%	1.0%	1.0%	1.0%

Fair Values of Company's Pension Plans Assets
The three levels of input used to measure fair value are more fully described in Note 22. The fair values of Canon’s pension plan assets at December 31, 2021 and 2020, by asset category, are as follows:

	December 31, 2021
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	95,698	—	—	95,698	—	—	—	—
Foreign companies	12,746	—	—	12,746	11,628	—	—	11,628
Pooled funds (b)	—	180,286	—	180,286	—	43,026	—	43,026
Debt securities:
Government bonds (c)	133,691	—	—	133,691	—	—	—	—
Municipal bonds	—	1,264	—	1,264	—	2,899	—	2,899
Corporate bonds	—	19,373	—	19,373	—	7,821	—	7,821
Pooled funds (d)	—	145,348	—	145,348	—	138,687	—	138,687
Mortgage backed securities (and other asset backed securities)	—	11,449	—	11,449	—	6,826	—	6,826
Insurance contracts	—	114,624	—	114,624	—	6,287	39,398	45,685
Other assets	—	28,181	366	28,547	—	106,657	532	107,189
Investment measured at net asset value	—	—	—	13,717	—	—	—	31,151

	242,135	500,525	366	756,743	11,628	312,203	39,930	394,912

	December 31, 2020
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	80,201	—	—	80,201	—	—	—	—
Foreign companies	9,807	—	—	9,807	10,267	—	—	10,267
Pooled funds (f)	—	168,745	—	168,745		37,538		37,538
Debt securities:
Government bonds (g)	136,771	—	—	136,771	—	—	—	—
Municipal bonds	—	1,126	—	1,126	—	2,324	—	2,324
Corporate bonds	—	15,617	—	15,617	—	6,375	—	6,375
Pooled funds (h)	—	140,825	—	140,825	—	108,499	—	108,499
Mortgage backed securities (and other asset backed securities)	—	8,308	—	8,308	—	2,696	—	2,696
Life insurance company general accounts	—	117,762	—	117,762	—	27,953	—	27,953
Other assets	—	28,731	1,356	30,087	—	102,159	—	102,159
Investment measured at net asset value	—	—	—	14,790	—	—	—	23,902

	226,779	481,114	1,356	724,039	10,267	287,544	—	321,713

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥234 million.
(b)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 80% Japanese government bonds and 20% foreign government bonds for Japanese plans.
(d)
These funds invest in approximately 25% Japanese government bonds, 55% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 75% foreign government bonds and 25% corporate bonds for foreign plans.

(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥282 million.
(f)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)
These funds invest in approximately 25% Japanese government bonds, 55% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 60% foreign government bonds and 40% corporate bonds for foreign plans.

Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2022	44,169	15,228
2023	44,772	15,887
2024	44,699	17,151
2025	45,715	18,145
2026	44,479	19,199
2027 – 2031	228,342	116,447